Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Comprehensive Income
Net income	$ 5,753	$ 11,872	$ 13,190
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	152	(20)	(1,379)
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	1	(38)	(54)
Reclassification of (gains)/losses to net income	1	34	86
Total net changes related to available-for-sale securities	2	(3)	32
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	(58)	243	618
Reclassification of (gains)/losses to net income	(363)	102	(1,072)
Total unrealized gains/(losses) on cash flow hedges	(421)	345	(454)
Retirement-related benefit plans (Note L)
Prior service costs/(credits)	0		6
Net (losses)/gains arising during the period	682	(2,490)	(2,963)
Curtailments and settlements	19	(16)	33
Amortization of prior service (credits)/costs	(88)	(107)	(100)
Amortization of net (gains)/losses	2,889	2,764	3,304
Total retirement-related benefit plans	3,502	150	279
Other comprehensive income/(loss), before tax (Note L)	3,235	472	(1,523)
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	(429)	(263)	(208)
Other comprehensive income/(loss) (Note L)	2,806	209	(1,731)
Total comprehensive income	$ 8,559	$ 12,081	$ 11,459